Regulatory Matters - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Short-term investments held for discharge of obligations	$ 4,900
KeyBank (consolidated)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Dividends paid by non banking subsidiaries	1,400
Capacity to pay dividends	$ 783